RELATED PARTIES: - Narrative (Details)						1 Months Ended			11 Months Ended	12 Months Ended			20 Months Ended	24 Months Ended
	Sep. 13, 2022	Dec. 24, 2020 USD ($)	Feb. 14, 2020 USD ($) Agreement	Feb. 06, 2018 USD ($) Agreement	May 04, 2017	Oct. 31, 2022 USD ($)	Dec. 31, 2020 shares	May 31, 2018 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)
RELATED PARTIES:
Number of options to purchase shares approved										1,470	1,569
SPAC Transaction [Member]
RELATED PARTIES:
Amount of monthly compensation									$ 85,000
Success bonus									$ 2,000,000
Approved subject consummation SPAC transaction									In February 2022 the Company’s board of directors approved subject to the consummation of a SPAC transaction or IPO an update of the monthly management fee starting in January 2022 to the amount of $85 and reimbursement of other monthly expenses and updated the rates of the Yearly Bonus and Annual Bonus to 1%. On January 31, 2022 the board approved a bonus of $2 million for the completion of the loan from Francisco Partners (See Note 11e).
Ilan Gat Engineers Ltd | Service agreement with related parties
RELATED PARTIES:
Amount of monthly compensation											$ 110,000	$ 100,000	$ 50,000
Description of management fees					According to this agreement, as of 2018, the management fees will be paid to Ilan Gat, which consists of a monthly management fees of $50 and reimbursement of other monthly expenses for the services of Yoel Gat and Simona Gat, the President and COO of the Company. In November 2019 the Company’s board of directors approved a retroactive update of the monthly management fee starting in January 2019 to the amount of $100 and reimbursement of other monthly expenses. In January 2021 the Company’s board of directors approved an update of the monthly management fee starting in January 2021 to the amount of $110 and reimbursement of other monthly expenses and a yearly bonus of 0.67% for Yoel Gat’s services and 0.67% for Simona Gat’s services out of the incremental year to year growth in Equity in the consolidated financial statements of the Company effective 2021 and Annual Bonus of 0.67% for Yoel Gat’s services and 0.67% for Simona Gat’s services out of the incremental year to year growth in revenues of the Company each year effective 2021 . On December 24th, 2020 and on January 4th, 2021 the board and the shareholders, respectively approved the grant of 1.3 million options to Yoel Gat and 1.3 million options to Ms. Simona Gat to purchase ordinary shares of the Company according to the 2020 Share Award Plan.
Mr. Yoel Gat | Service agreement with related parties
RELATED PARTIES:
Number of options to purchase shares approved		1,300,000
Ms. Simona Gat | Service agreement with related parties
RELATED PARTIES:
Number of options to purchase shares approved		1,300,000
Raysat Israel Ltd. | Service agreement with related parties
RELATED PARTIES:
Amount of monthly compensation											$ 55,000		$ 25,000	$ 50,000
Description of management fees					(i) management fees of $25 on a monthly basis, and reimbursements of other monthly expenses. In November 2019 the company board approved the monthly management fee update retroactively from January 2019 to the amount of $50 and reimbursement of other monthly expenses. On December 24th, 2020 the board approved the grant of 1.3 million options to Mr. Yoav Leibovitch to purchase ordinary shares of the Company according to the 2020 Share Award Plan. In January 2021 the Company’s board of directors approved an update of the monthly management fee starting in January 2021 to the amount of $55 and reimbursement of other monthly expenses and a yearly bonus of 0.67% out of the incremental year to year growth in Equity in the consolidated financial statements of the Company effective 2021 and (“Yearly Bonus”) Annual Bonus of 0.67% out of the incremental year to year growth in revenues of the Company each year effective 2021 (“Annual Bonus”).
Jet Talk | Development agreements with related parties
RELATED PARTIES:
Number of development agreements | Agreement			3	3
Total consideration to provide an electronically steerable Panel Antenna Array ("PAA") and supporting modem			$ 32,000,000	$ 32,000,000
Shareholder | Subscription agreements with related parties
RELATED PARTIES:
Investment commitment from related party								$ 5,000,000
Initial payment								$ 750,000
Ordinary shares issued in consideration of the initial payment | shares							123
Shareholder | SPAC Transaction [Member]
RELATED PARTIES:
Amount of monthly compensation						$ 100,000
Success bonus						$ 2,000,000
Approved subject consummation SPAC transaction	On September 13, 2022 and on September 29, 2022 the board and the shareholders, respectively approved subject to the consummation of a SPAC transaction (1) an update of the monthly management fee starting in October 2022 to the amount of $100 and reimbursement of other monthly expenses (2) updated the rates of the Yearly Bonus and Annual Bonus to 2% from 2023 and (3) a success bonus of $2 million.
Mr. Leibovitch | Service agreement with related parties
RELATED PARTIES:
Number of options to purchase shares approved		1,300,000